Equity Plans and Stock-based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding					30,166,792			28,955,341
Stock based compensation expense	$ 28,293	$ 1,190	$ 35,870	$ 2,100	$ 4,947	$ 2,937	$ 1,706
Total compensation cost related to unvested awards not yet recognised					$ 9,800
Total unrecognized stock based compensation cost related to stock awards	$ 41,000		$ 41,000
Weighted average period			1 year 10 months 24 days		2 years 6 months
Common stock capital shares reserved for future issuance	118,724,904		118,724,904		266,494,345	227,825,043
Weighted average exercise price			$ 0.53		$ 0.55	$ 0.47	$ 0.35
Weighted-average grant date fair value of options granted					$ 0.94	$ 0.31	$ 0.24
Total grant date fair value of options vested					$ 5,400	$ 2,500	$ 1,800
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock based compensation cost related to stock awards	$ 86,300		$ 86,300
Weighted average period			3 years 1 month 6 days
CEO Awards Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense			$ 0
Total compensation cost related to unvested awards not yet recognised	$ 35,300		$ 35,300		$ 44,300
Weighted average period			2 years 6 months
Equity Incentive Plan Two Thousand Twenty One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement, shares available for grant	40,878,653		40,878,653
Share based compensation, terms of plan			On the first day of each March, beginning on March 1, 2021 and continuing through March 1, 2030, the 2021 EIP reserve will automatically increase by a number of shares equal to the lesser of (a) 5% of the total number of shares actually issued and outstanding on the last day of the preceding month and (b) a number determined by the Company’s Board of Directors.
Equity Stock Purchase Plan Two Thousand Twenty One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement, shares available for grant	8,177,683		8,177,683
Share based compensation, terms of plan			on the first day of each March during the term of the 2021 ESPP, commencing on March 1, 2021 and ending on (and including) March 1, 2040, the aggregate number of shares of stock that may be issued under the 2021 ESPP shall automatically increase by a number equal to the lesser of (i) one percent (1%) of the total number of shares of stock issued and outstanding on the last day of the preceding month, (ii) 5,400,000 shares of stock (subject to standard anti-dilution adjustments), or (iii) a number of shares of stock determined by the Company’s Board of Directors.
Share based compensation arrangement, description of plan			Under the 2021 ESPP, eligible employees are permitted to purchase shares of the Company’s Common Stock at 85% of the lower of fair market value the Company’s Common Stock on the first trading day of an offering period or on the purchase date.
Equity Incentive Plan Two Thousand Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement, description of plan					Stock options under the 2017 Plan generally expire 10 years from the date of grant, or earlier if services are terminated. The exercise price of an ISO and NSO shall not be less than 100% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Company’s board of directors. Stock options granted generally vest over four years and at a rate of 25% upon the first anniversary of the issuance date and 1/48th per month thereafter.
Common stock capital shares reserved for future issuance	24,259,238		24,259,238		4,500,000
Equity Incentive Plan Two Thousand Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock capital shares reserved for future issuance	5,143,849		5,143,849
Chief Executive Officer [Member] | CEO Awards Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,500,000		1,500,000		1,500,000
Weighted average exercise price					$ 0.75
Grant date fair value of stock option awards					$ 1,100,000